Accounts Payable and Accrued Expenses	12 Months Ended
Dec. 31, 2016
Payables and Accruals [Abstract]
Accounts Payable and Accrued Expenses
5.	Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses are as follows:

	December 31
	2016	2015
Accounts payable	$1,135,608	$890,610
Professional fees	200,468	126,722
Accrued bonus	—	380,020
Accrued interest	483,442	—
Accrued vacation	52,835	56,796
Accrued project costs	541,158	696,158
Other	57,459	9,568

Total accounts payable and accrued expenses	$2,470,970	$2,159,874